Property, Plant and Equipment, Net - Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2013 Leasehold Improvements and Buildings [Member]	Dec. 31, 2012 Leasehold Improvements and Buildings [Member]	Dec. 31, 2013 Leasehold Improvements and Buildings [Member] Minimum [Member]	Dec. 31, 2013 Leasehold Improvements and Buildings [Member] Maximum [Member]	Dec. 31, 2013 Technical Equipment and Machinery [Member]	Dec. 31, 2012 Technical Equipment and Machinery [Member]	Dec. 31, 2013 Technical Equipment and Machinery [Member] Minimum [Member]	Dec. 31, 2013 Technical Equipment and Machinery [Member] Maximum [Member]	Dec. 31, 2013 Factory, Office and Other Equipment [Member]	Dec. 31, 2012 Factory, Office and Other Equipment [Member]	Dec. 31, 2013 Factory, Office and Other Equipment [Member] Minimum [Member]	Dec. 31, 2013 Factory, Office and Other Equipment [Member] Maximum [Member]	Dec. 31, 2013 Special Tooling [Member]	Dec. 31, 2012 Special Tooling [Member]	Dec. 31, 2013 Special Tooling [Member] Minimum [Member]	Dec. 31, 2013 Special Tooling [Member] Maximum [Member]	Dec. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (years)							12 years	40 years			3 years	30 years			3 years	19 years			3 years	12 years
Property plant and equipment, gross	$ 26,338	$ 23,580	$ 247	$ 257	$ 3,385	$ 2,929			$ 10,348	$ 8,103			$ 1,849	$ 1,640			$ 8,974	$ 7,526			$ 1,535	$ 3,125
Accumulated depreciation and amortization	(10,267)	(8,089)
Total	$ 16,071	$ 15,491